UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2016

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Lifetime Funds
(Classes G, G1 and L)
Annual Report
December 31, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Securefoundation® Lifetime 2015 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West SecureFoundation® Lifetime 2015 Fund (Class G shares) returned 7.38% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.63% (composite benchmark return was 8.01%). The underperformance was primarily driven by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.

The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period November 13, 2009 (inception) through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)(b)
Class G	7.38%	7.53%	6.82%
Class G1	7.26%	7.42%	6.72%
Class L	7.14%	7.28%	5.95%
(a) Class G and Class G1 inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Bond	38.74%
Large Cap Equity	21.40
International Equity	18.69
Mid Cap Equity	9.19
Small Cap Equity	6.45
Fixed Interest Contract	5.53
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Class G
Actual	$1,000.00	$1,035.00	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.20
Class G1
Actual	$1,000.00	$1,034.10	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.66
Class L
Actual	$1,000.00	$1,034.00	$4.50
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.47
* Expenses are equal to the Fund's annualized expense ratio of 0.63% for the Class G shares, 0.72% for the Class G1 shares and 0.88% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2020 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West SecureFoundation® Lifetime 2020 Fund (Class G shares) returned 7.44% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.57% (composite benchmark return was 8.01%). The underperformance was primarily driven by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.

The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)
Class G	7.44%	7.56%	6.24%
Class G1	7.24%	7.39%	6.13%
Class L	7.20%	7.26%	6.02%
(a) The Fund's inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Bond	38.73%
Large Cap Equity	21.41
International Equity	18.68
Mid Cap Equity	9.20
Small Cap Equity	6.45
Fixed Interest Contract	5.53
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Class G
Actual	$1,000.00	$1,035.10	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.15
Class G1
Actual	$1,000.00	$1,033.60	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.66
Class L
Actual	$1,000.00	$1,034.10	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.42
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Class G shares, 0.72% for the Class G1 shares and 0.87% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2025 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West SecureFoundation® Lifetime 2025 Fund (Class G shares) returned 7.39% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.62% (composite benchmark return was 8.01%). The underperformance was primarily driven by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.

The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period November 13, 2009 (inception) through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)(b)
Class G	7.39%	8.02%	7.01%
Class G1	7.23%	7.91%	6.92%
Class L	7.15%	7.77%	6.04%
(a) Class G and Class G1 inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Bond	38.72%
Large Cap Equity	21.42
International Equity	18.68
Mid Cap Equity	9.20
Small Cap Equity	6.46
Fixed Interest Contract	5.52
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Class G
Actual	$1,000.00	$1,034.90	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.20
Class G1
Actual	$1,000.00	$1,033.40	$3.73
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.71
Class L
Actual	$1,000.00	$1,033.50	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.42
* Expenses are equal to the Fund's annualized expense ratio of 0.63% for the Class G shares, 0.73% for the Class G1 shares and 0.87% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2030 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West SecureFoundation® Lifetime 2030 Fund (Class G shares) returned 8.31% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.58% (composite benchmark return was 8.89%). The underperformance was primarily driven by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.

The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)
Class G	8.31%	8.96%	6.83%
Class G1	8.15%	8.86%	6.74%
Class L	7.99%	8.77%	6.67%
(a) The Fund's inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Bond	31.82%
Large Cap Equity	24.21
International Equity	22.35
Mid Cap Equity	10.39
Small Cap Equity	7.74
Fixed Interest Contract	3.49
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Class G
Actual	$1,000.00	$1,044.90	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.30
Class G1
Actual	$1,000.00	$1,043.90	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.81
Class L
Actual	$1,000.00	$1,043.30	$4.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.42
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Class G shares, 0.75% for the Class G1 shares and 0.87% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.20%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2035 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West SecureFoundation® Lifetime 2035 Fund (Class G shares) returned 9.29% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.64% (composite benchmark return was 9.93%). The underperformance was primarily driven by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.

The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period November 13, 2009 (inception) through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)(b)
Class G	9.29%	9.73%	8.06%
Class G1	9.19%	9.64%	7.99%
Class L	9.19%	9.58%	7.14%
(a) Class G and Class G1 inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	27.65%
International Equity	27.34
Bond	22.00
Mid Cap Equity	11.90
Small Cap Equity	9.52
Fixed Interest Contract	1.59
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Class G
Actual	$1,000.00	$1,056.10	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.41
Class G1
Actual	$1,000.00	$1,056.10	$3.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.91
Class L
Actual	$1,000.00	$1,056.00	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.76
* Expenses are equal to the Fund's annualized expense ratio of 0.67% for the Class G shares, 0.77% for the Class G1 shares and 0.74% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.22%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2040 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West SecureFoundation® Lifetime 2040 Fund (Class G shares) returned 10.06% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.63% (composite benchmark return was 10.69%). The underperformance was primarily driven by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.

The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)
Class G	10.06%	10.10%	7.46%
Class G1	9.90%	9.99%	7.36%
Class L	10.04%	10.11%	7.47%
(a) The Fund's inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
International Equity	31.57%
Large Cap Equity	29.87
Bond	14.24
Mid Cap Equity	12.82
Small Cap Equity	10.96
Fixed Interest Contract	0.54
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Class G
Actual	$1,000.00	$1,066.30	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.46
Class G1
Actual	$1,000.00	$1,065.50	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.96
Class L
Actual	$1,000.00	$1,066.50	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.51
* Expenses are equal to the Fund's annualized expense ratio of 0.68% for the Class G shares, 0.78% for the Class G1 shares and 0.69% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.23%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2045 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West SecureFoundation® Lifetime 2045 Fund (Class G shares) returned 10.41% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.64% (composite benchmark return was 11.05%). The underperformance was primarily driven by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.

The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period November 13, 2009 (inception) through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)(b)
Class G	10.41%	10.17%	8.24%
Class G1	10.26%	10.04%	8.14%
Class L	10.20%	10.07%	7.37%
(a) Class G and Class G1 inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
International Equity	34.38%
Large Cap Equity	30.40
Mid Cap Equity	13.07
Small Cap Equity	11.94
Bond	10.15
Fixed Interest Contract	0.06
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Class G
Actual	$1,000.00	$1,071.00	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.51
Class G1
Actual	$1,000.00	$1,069.40	$4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.01
Class L
Actual	$1,000.00	$1,069.40	$4.63
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.52
* Expenses are equal to the Fund's annualized expense ratio of 0.69% for the Class G shares, 0.79% for the Class G1 shares and 0.89% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.24%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2050 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West SecureFoundation® Lifetime 2050 Fund (Class G shares) returned 10.50% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.65% (composite benchmark return was 11.15%). The underperformance was primarily driven by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.

The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)
Class G	10.50%	10.06%	7.30%
Class G1	10.37%	9.96%	7.19%
Class L	10.39%	10.03%	7.27%
(a) The Fund's inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
International Equity	35.99%
Large Cap Equity	29.90
Mid Cap Equity	12.85
Small Cap Equity	12.52
Bond	8.74
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Class G
Actual	$1,000.00	$1,071.90	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.51
Class G1
Actual	$1,000.00	$1,071.00	$4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.01
Class L
Actual	$1,000.00	$1,070.00	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.76
* Expenses are equal to the Fund's annualized expense ratio of 0.69% for the Class G shares, 0.79% for the Class G1 shares and 0.74% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.24%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2055 Fund
Management Discussion
2016 was marked by several events that impacted markets throughout the year. Notable events included the United Kingdom voting to exit the European Union (“Brexit”), the U.S. presidential election, and the second hike in the federal funds rate since the U.S. Federal Reserve set the target rate to zero in 2008. In addition, slow economic growth, gradually improving labor markets, and volatile oil prices were a constant source of investor uncertainty throughout the year.
Through early February, the equity markets were in negative territory in response to weak economic data, and bonds rallied as interest rates fell. The S&P 500® Index reached its low point for the year on February 11 and charted a general upward trend thereafter, with the exception of a sharp, but short lived, dip following the Brexit vote and some downward pressure heading into the election. Late in the year, as employment and gross domestic product (“GDP”) numbers improved and investors became optimistic about the pro growth strategies of president elect Trump, stocks moved even higher.
The S&P 500® Index hit record highs during the year and finished the year up 11.96%, a significant improvement from performance earlier in the year. The Russell 2000® Index, a domestic small cap equity benchmark, generally followed the same trend as large cap stocks, but responded more significantly to economic growth expectations late in the year and returned an impressive 21.31% in 2016. The MSCI EAFE® Index, a benchmark that tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, had a positive return of 1.0% for the year. The Bloomberg Barclays Aggregate Bond Index had been up over 5.0% through the summer months as interest rates fell during the first half of the year, but the index gave back some of this return as rates rose late in the year. The Bloomberg Barclays U.S. Aggregate Bond Index finished the year in positive territory, up 2.65%.
During the first half of the year, the U.S. Treasury yield curve flattened somewhat, as long-term rates came down markedly. The changing shape of the yield curve was a topic of interest for investors during 2016. However, by the end of the year the spread on U.S. Treasuries was nearly back to the level that it began the year.
The 10-year U.S. Treasury yield began the year at 2.27%, and ended the year 0.18% higher at 2.45%. However, interest rates did not follow a steady trajectory upward throughout the year. Rather, interest rates followed an overall path downward through the first half of the year until rates bottomed at a low of 1.37% in July. Interest rates then reversed course and ultimately jumped sharply upward following the election in November.
On the short end of the curve, the Federal Reserve had been reluctant to raise the federal funds rate throughout the year as they were cautious not to short circuit the anemic economic recovery and had not seen meaningful inflation to drive a move in rates. In December, the Federal Reserve finally elected to increase the federal funds rate by 0.25%, believing that the economy could withstand higher rates.
In late June, the citizens of the United Kingdom voted to exit the European Union. Following this referendum, the S&P 500® Index lost over one hundred points, or about 5.0% of its value, in just two days. Within a week the equity markets had shrugged off the news and re-gained the lost ground. The domestic market was again setting new highs by late summer.

A theme in early 2016 had been slow GDP growth. GDP measures the domestic output of all goods and services in the U.S. economy. In the first quarter of the year GDP growth was an anemic 1.1%, annualized. During the second quarter GDP growth improved to 1.4%, but still was not the robust growth that the Federal Reserve was looking for before raising the federal funds rate. Third quarter U.S. GDP showed a huge improvement with a rise of 3.5%. This improvement in the economy gave Federal Reserve Chair Janet Yellen the ammunition that she needed to increase the federal funds rate by 0.25% at the December Federal Open Market Committee meeting.
According to data from the Bureau of Labor Statistics, more than 270,000 jobs were created each month during the final quarter of 2015. Moving into 2016, job creation dipped as an estimated 168,000 jobs were created in January. However, it was not until May of 2016 that there was a strong cause for concern. Job creation during the month of May fell to 24,000 jobs and this data point raised the question of whether or not the economic recovery was running out of steam. While economists’ estimates of break-even job growth vary substantially, the median estimate from the Wall Street Journal’s survey of economists suggests that 145,000 jobs need to be created each month in order to hold the unemployment rate steady. That number is significantly higher than the 24,000 jobs that were created in May. However, the job market very quickly recovered when the number of jobs created in June was once again above 270,000.
Data from the Bureau of Labor Statistics indicates that the unemployment rate fell below 5.0% at the beginning of the year. The unemployment rate hovered between 4.9% and 5.0% for much of the year before falling as low as 4.6% in November.
As the year came to a close, the U.S. presidential election brought more uncertainty to the markets. We saw additional downward pressure on equity prices heading into November that was soon followed by exuberance and new equity market highs in December following the unanticipated election of Donald Trump. The equity markets soared with President-elect Trump’s promise to deregulate financial services, the potential repeal of “Obamacare,” and the promise to reduce taxes for individuals and businesses to stimulate growth and keep corporations from moving outside the United States.
2016 demonstrated investors’ lack of ability to predict the future outcome of various events. Some examples were the outcome of the U.S. presidential election, Brexit, and interest rates falling to historical lows and then rising toward the end of the year. Although markets responded quickly and sharply to events throughout the year, the U.S. stock market managed to end each quarter higher than it ended the previous. Domestic equity in particular benefited from staying the course of an overall strategic allocation, and investors were ultimately rewarded positive performance that they may not have predicted.
For the annual period ended December 31, 2016, the Great-West SecureFoundation® Lifetime 2055 Fund (Class G shares) returned 10.52% relative to 13.37% for the Wilshire 5000 Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.64% (composite benchmark return was 11.16%). The underperformance was primarily driven by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.

The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period November 13, 2009 (inception) through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)(b)
Class G	10.52%	9.92%	7.96%
Class G1	10.41%	9.80%	7.85%
Class L	10.46%	9.92%	7.13%
(a) Class G and Class G1 inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2016
Asset Class	Percentage of Fund Investments
International Equity	37.34%
Large Cap Equity	29.10
Small Cap Equity	12.91
Mid Cap Equity	12.48
Bond	8.17
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Class G
Actual	$1,000.00	$1,072.20	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.51
Class G1
Actual	$1,000.00	$1,072.00	$4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.01
Class L
Actual	$1,000.00	$1,071.40	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.51
* Expenses are equal to the Fund's annualized expense ratio of 0.69% for the Class G shares, 0.79% for the Class G1 shares and 0.69% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.24%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
4,162,597	Great-West Bond Index Fund Institutional Class(a)	$ 40,252,309

TOTAL BOND MUTUAL FUNDS — 38.75% (Cost $41,087,654)		$ 40,252,309
EQUITY MUTUAL FUNDS
1,681,192	Great-West International Index Fund Institutional Class(a)	14,542,308
2,269,735	Great-West S&P 500® Index Fund Institutional Class(a)	22,243,409
1,000,782	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,547,457
682,255	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,699,745
512,404	Northern Emerging Markets Equity Index Fund	4,883,214

TOTAL EQUITY MUTUAL FUNDS — 55.76% (Cost $55,674,014)		$ 57,916,133
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,747,058 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,747,058

TOTAL FIXED INTEREST CONTRACT — 5.53% (Cost $5,747,058)		$ 5,747,058
TOTAL INVESTMENTS — 100.04% (Cost $102,508,726)		$103,915,500
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (45,980)
TOTAL NET ASSETS — 100.00%		$103,869,520
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
3,049,172	Great-West Bond Index Fund Institutional Class(a)	$29,485,491

TOTAL BOND MUTUAL FUNDS — 38.74% (Cost $30,469,536)		$29,485,491
EQUITY MUTUAL FUNDS
1,230,053	Great-West International Index Fund Institutional Class(a)	10,639,958
1,663,493	Great-West S&P 500® Index Fund Institutional Class(a)	16,302,235
734,315	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,005,364
500,385	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,913,777
375,597	Northern Emerging Markets Equity Index Fund	3,579,441

TOTAL EQUITY MUTUAL FUNDS — 55.77% (Cost $43,437,635)		$42,440,775
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,208,990 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 4,208,990

TOTAL FIXED INTEREST CONTRACT — 5.53% (Cost $4,208,990)		$ 4,208,990
TOTAL INVESTMENTS — 100.04% (Cost $78,116,161)		$76,135,256
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (29,812)
TOTAL NET ASSETS — 100.00%		$76,105,444
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
3,182,219	Great-West Bond Index Fund Institutional Class(a)	$30,772,058

TOTAL BOND MUTUAL FUNDS — 38.73% (Cost $31,404,088)		$30,772,058
EQUITY MUTUAL FUNDS
1,282,747	Great-West International Index Fund Institutional Class(a)	11,095,759
1,736,945	Great-West S&P 500® Index Fund Institutional Class(a)	17,022,057
766,612	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,313,476
523,152	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,137,357
393,211	Northern Emerging Markets Equity Index Fund	3,747,303

TOTAL EQUITY MUTUAL FUNDS — 55.78% (Cost $44,184,989)		$44,315,952
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,389,998 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 4,389,998

TOTAL FIXED INTEREST CONTRACT — 5.53% (Cost $4,389,998)		$ 4,389,998
TOTAL INVESTMENTS — 100.04% (Cost $79,979,075)		$79,478,008
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (34,820)
TOTAL NET ASSETS — 100.00%		$79,443,188
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
3,202,269	Great-West Bond Index Fund Institutional Class(a)	$30,965,941

TOTAL BOND MUTUAL FUNDS — 31.83% (Cost $31,945,159)		$30,965,941
EQUITY MUTUAL FUNDS
1,861,451	Great-West International Index Fund Institutional Class(a)	16,101,553
2,405,081	Great-West S&P 500® Index Fund Institutional Class(a)	23,569,795
1,060,198	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,114,288
766,967	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	7,531,610
592,974	Northern Emerging Markets Equity Index Fund	5,651,040

TOTAL EQUITY MUTUAL FUNDS — 64.72% (Cost $65,092,764)		$62,968,286
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,399,179 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,399,179

TOTAL FIXED INTEREST CONTRACT — 3.49% (Cost $3,399,179)		$ 3,399,179
TOTAL INVESTMENTS — 100.04% (Cost $100,437,102)		$97,333,406
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (37,779)
TOTAL NET ASSETS — 100.00%		$97,295,627
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
1,508,842	Great-West Bond Index Fund Institutional Class(a)	$14,590,500

TOTAL BOND MUTUAL FUNDS — 22.00% (Cost $14,933,605)		$14,590,500
EQUITY MUTUAL FUNDS
1,528,733	Great-West International Index Fund Institutional Class(a)	13,223,539
1,871,740	Great-West S&P 500® Index Fund Institutional Class(a)	18,343,058
827,111	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,890,638
642,832	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,312,609
516,066	Northern Emerging Markets Equity Index Fund	4,918,112

TOTAL EQUITY MUTUAL FUNDS — 76.45% (Cost $51,535,167)		$50,687,956
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,055,121 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,055,121

TOTAL FIXED INTEREST CONTRACT — 1.59% (Cost $1,055,121)		$ 1,055,121
TOTAL INVESTMENTS — 100.04% (Cost $67,523,893)		$66,333,577
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (28,638)
TOTAL NET ASSETS — 100.00%		$66,304,939
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
1,074,692	Great-West Bond Index Fund Institutional Class(a)	$10,392,269

TOTAL BOND MUTUAL FUNDS — 14.25% (Cost $10,719,315)		$10,392,269
EQUITY MUTUAL FUNDS
1,918,281	Great-West International Index Fund Institutional Class(a)	16,593,133
2,224,835	Great-West S&P 500® Index Fund Institutional Class(a)	21,803,382
980,544	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,354,396
814,810	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	8,001,433
676,385	Northern Emerging Markets Equity Index Fund	6,445,946

TOTAL EQUITY MUTUAL FUNDS — 85.25% (Cost $64,847,624)		$62,198,290
Account Balance		Fair Value
FIXED INTEREST CONTRACT
395,223 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$395,223

TOTAL FIXED INTEREST CONTRACT — 0.54% (Cost $395,223)		$ 395,223
TOTAL INVESTMENTS — 100.04% (Cost $75,962,162)		$72,985,782
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (28,637)
TOTAL NET ASSETS — 100.00%		$72,957,145
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
303,486	Great-West Bond Index Fund Institutional Class(a)	$ 2,934,712

TOTAL BOND MUTUAL FUNDS — 10.16% (Cost $3,008,437)		$ 2,934,712
EQUITY MUTUAL FUNDS
815,691	Great-West International Index Fund Institutional Class(a)	7,055,731
896,618	Great-West S&P 500® Index Fund Institutional Class(a)	8,786,857
395,830	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,776,216
351,307	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,449,832
302,213	Northern Emerging Markets Equity Index Fund	2,880,093

TOTAL EQUITY MUTUAL FUNDS — 89.82% (Cost $26,144,473)		$25,948,729
Account Balance		Fair Value
FIXED INTEREST CONTRACT
17,387 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 17,387

TOTAL FIXED INTEREST CONTRACT — 0.06% (Cost $17,387)		$ 17,387
TOTAL INVESTMENTS — 100.04% (Cost $29,170,297)		$28,900,828
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (12,742)
TOTAL NET ASSETS — 100.00%		$28,888,086
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
169,992	Great-West Bond Index Fund Institutional Class(a)	$ 1,643,821

TOTAL BOND MUTUAL FUNDS — 8.74% (Cost $1,689,521)		$ 1,643,821
EQUITY MUTUAL FUNDS
548,451	Great-West International Index Fund Institutional Class(a)	4,744,103
573,899	Great-West S&P 500® Index Fund Institutional Class(a)	5,624,211
253,359	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,417,046
239,707	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,353,927
Shares		Fair Value
Equity Mutual Funds — (continued)
212,441	Northern Emerging Markets Equity Index Fund	$ 2,024,558

TOTAL EQUITY MUTUAL FUNDS — 91.30% (Cost $17,573,783)		$17,163,845
TOTAL INVESTMENTS — 100.04% (Cost $19,263,304)		$18,807,666
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (7,370)
TOTAL NET ASSETS — 100.00%		$18,800,296
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
BOND MUTUAL FUNDS
50,242	Great-West Bond Index Fund Institutional Class(a)	$ 485,840

TOTAL BOND MUTUAL FUNDS — 8.18% (Cost $499,262)		$ 485,840
EQUITY MUTUAL FUNDS
177,119	Great-West International Index Fund Institutional Class(a)	1,532,081
176,469	Great-West S&P 500® Index Fund Institutional Class(a)	1,729,392
77,723	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	741,475
78,147	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	767,407
Shares		Fair Value
Equity Mutual Funds — (continued)
72,068	Northern Emerging Markets Equity Index Fund	$ 686,812

TOTAL EQUITY MUTUAL FUNDS — 91.86% (Cost $5,487,116)		$5,457,167
TOTAL INVESTMENTS — 100.04% (Cost $5,986,378)		$5,943,007
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (2,520)
TOTAL NET ASSETS — 100.00%		$5,940,487
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$99,032,286	$72,555,815	$75,730,705
Investments at fair value, unaffiliated(b)	4,883,214	3,579,441	3,747,303
Subscriptions receivable	55,141	47,960	96,348
Receivable for investments sold	27,932	33,073	-
Total Assets	103,998,573	76,216,289	79,574,356
LIABILITIES:
Payable to investment adviser	8,675	6,094	6,596
Payable for administrative services fees	31,772	22,493	24,127
Redemptions payable	83,073	62,474	27,232
Payable for investments purchased	-	18,559	69,116
Payable for distribution fees	5,533	1,225	4,097
Total Liabilities	129,053	110,845	131,168
NET ASSETS	$103,869,520	$76,105,444	$79,443,188
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$968,744	$648,846	$720,759
Paid-in capital in excess of par	100,397,845	76,902,638	78,311,302
Net unrealized appreciation (depreciation)	1,406,774	(1,980,905)	(501,067)
Undistributed net investment income	-	382	-
Accumulated net realized gain	1,096,157	534,483	912,194
NET ASSETS	$103,869,520	$76,105,444	$79,443,188
NET ASSETS BY CLASS
Class G	$53,202,144	$63,971,435	$32,385,603
Class G1	$40,897,310	$10,221,379	$45,951,303
Class L	$9,770,066	$1,912,630	$1,106,282
CAPITAL STOCK:
Authorized
Class G	30,000,000	11,000,000	30,000,000
Class G1	30,000,000	5,000,000	30,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class G	4,935,491	5,455,950	2,949,227
Class G1	3,741,191	870,362	4,145,455
Class L	1,010,756	162,146	112,912
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$10.78	$11.73	$10.98
Class G1	$10.93	$11.74	$11.08
Class L	$9.67	$11.80	$9.80
(a) Cost of investments, affiliated	$97,852,221	$74,496,833	$76,196,936
(b) Cost of investments, unaffiliated	$4,656,505	$3,619,328	$3,782,139
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$91,682,366	$61,415,465	$66,539,836
Investments at fair value, unaffiliated(b)	5,651,040	4,918,112	6,445,946
Subscriptions receivable	37,654	46,459	25,998
Total Assets	97,371,060	66,380,036	73,011,780
LIABILITIES:
Payable to investment adviser	8,264	6,093	6,587
Payable for administrative services fees	28,745	20,178	21,509
Redemptions payable	16,959	31,589	169
Payable for investments purchased	20,695	14,870	25,829
Payable for distribution fees	770	2,367	541
Total Liabilities	75,433	75,097	54,635
NET ASSETS	$97,295,627	$66,304,939	$72,957,145
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$797,429	$564,457	$590,771
Paid-in capital in excess of par	98,459,101	65,858,216	74,275,558
Net unrealized depreciation	(3,103,696)	(1,190,316)	(2,976,380)
Undistributed net investment income	1,623	967	1,343
Accumulated net realized gain	1,141,170	1,071,615	1,065,853
NET ASSETS	$97,295,627	$66,304,939	$72,957,145
NET ASSETS BY CLASS
Class G	$88,167,973	$38,285,600	$66,283,957
Class G1	$8,972,565	$27,995,218	$6,654,048
Class L	$155,089	$24,121	$19,140
CAPITAL STOCK:
Authorized
Class G	14,000,000	30,000,000	11,000,000
Class G1	5,000,000	30,000,000	5,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class G	7,228,533	3,271,160	5,367,510
Class G1	733,170	2,371,089	538,666
Class L	12,588	2,325	1,536
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$12.20	$11.70	$12.35
Class G1	$12.24	$11.81	$12.35
Class L	$12.32	$10.37	$12.46
(a) Cost of investments, affiliated	$94,531,750	$62,359,172	$69,018,117
(b) Cost of investments, unaffiliated	$5,905,352	$5,164,721	$6,944,045
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$26,020,735	$16,783,108	$5,256,195
Investments at fair value, unaffiliated(b)	2,880,093	2,024,558	686,812
Subscriptions receivable	22,618	15,934	12,664
Receivable for investments sold	25,896	16,779	-
Total Assets	28,949,342	18,840,379	5,955,671
LIABILITIES:
Payable to investment adviser	2,707	1,671	541
Payable for administrative services fees	8,795	5,500	1,769
Redemptions payable	48,270	28,825	531
Payable for investments purchased	244	3,888	12,133
Payable for distribution fees	1,240	199	210
Total Liabilities	61,256	40,083	15,184
NET ASSETS	$28,888,086	$18,800,296	$5,940,487
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$246,103	$151,887	$50,349
Paid-in capital in excess of par	27,981,222	18,892,807	5,905,727
Net unrealized depreciation	(269,469)	(455,638)	(43,371)
Undistributed net investment income	418,203	-	-
Accumulated net realized gain	512,027	211,240	27,782
NET ASSETS	$28,888,086	$18,800,296	$5,940,487
NET ASSETS BY CLASS
Class G	$14,327,568	$16,321,959	$3,441,486
Class G1	$14,465,477	$2,453,306	$2,480,211
Class L	$95,041	$25,031	$18,790
CAPITAL STOCK:
Authorized
Class G	30,000,000	5,000,000	30,000,000
Class G1	30,000,000	5,000,000	30,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class G	1,219,737	1,318,421	291,772
Class G1	1,231,973	198,431	209,887
Class L	9,317	2,013	1,828
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$11.75	$12.38	$11.80
Class G1	$11.74	$12.36	$11.82
Class L	$10.20	$12.43	$10.28
(a) Cost of investments, affiliated	$26,112,078	$17,108,212	$5,277,620
(b) Cost of investments, unaffiliated	$3,058,219	$2,155,092	$708,758
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$80,637	$55,665	$57,581
Dividends, affiliated	2,361,847	1,655,469	1,722,562
Dividends, unaffiliated	86,565	64,303	67,280
Total Income	2,529,049	1,775,437	1,847,423
EXPENSES:
Management fees	124,340	85,495	88,760
Administrative services fees – Class G	177,205	212,274	101,399
Administrative services fees – Class G1	151,306	30,992	152,926
Administrative services fees – Class L	33,114	5,405	3,849
Distribution fees – Class G1	43,242	8,857	43,693
Distribution fees – Class L	23,658	3,863	2,747
Total Expenses	552,865	346,886	393,374
Less amount waived by distributor - Class L	-	40	40
Less amount waived for management fees	25,786	17,798	18,449
Net Expenses	527,079	329,048	374,885
NET INVESTMENT INCOME	2,001,970	1,446,389	1,472,538
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	1,984,454	(351,816)	1,708,841
Net realized loss on investments, unaffiliated	(261,275)	(192,791)	(199,279)
Realized gain distributions received, affiliated	1,830,088	1,328,197	1,378,101
Net Realized Gain	3,553,267	783,590	2,887,663
Net change in unrealized appreciation on investments	3,022,360	2,774,984	876,984
Net Realized and Unrealized Gain	6,575,627	3,558,574	3,764,647
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,577,597	$5,004,963	$5,237,185
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$42,091	$13,282	$4,728
Dividends, affiliated	2,153,436	1,492,096	1,603,199
Dividends, unaffiliated	99,979	86,823	112,970
Total Income	2,295,506	1,592,201	1,720,897
EXPENSES:
Management fees	110,635	77,523	80,231
Administrative services fees – Class G	288,003	124,917	211,962
Administrative services fees – Class G1	33,294	100,493	21,344
Administrative services fees – Class L	498	80	63
Distribution fees – Class G1	9,514	28,708	6,097
Distribution fees – Class L	353	56	45
Total Expenses	442,297	331,777	319,742
Less amount waived by distributor - Class L	40	42	44
Less amount waived for management fees	18,559	11,201	11,213
Net Expenses	423,698	320,534	308,485
NET INVESTMENT INCOME	1,871,808	1,271,667	1,412,412
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(324,826)	1,938,312	(222,765)
Net realized loss on investments, unaffiliated	(235,640)	(274,358)	(207,708)
Realized gain distributions received, affiliated	1,922,398	1,500,701	1,770,149
Net Realized Gain	1,361,932	3,164,655	1,339,676
Net change in unrealized appreciation on investments	4,212,709	1,332,730	3,832,739
Net Realized and Unrealized Gain	5,574,641	4,497,385	5,172,415
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,446,449	$5,769,052	$6,584,827
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$215	$-	$-
Dividends, affiliated	639,127	397,755	126,465
Dividends, unaffiliated	51,133	36,907	12,505
Total Income	690,475	434,662	138,970
EXPENSES:
Management fees	32,832	19,120	6,365
Administrative services fees – Class G	44,909	48,059	9,367
Administrative services fees – Class G1	50,281	7,480	9,060
Administrative services fees – Class L	307	77	61
Distribution fees – Class G1	14,363	2,153	2,595
Distribution fees – Class L	220	55	44
Total Expenses	142,912	76,944	27,492
Less amount waived by distributor - Class G1	-	18	-
Less amount waived by distributor - Class L	44	-	43
Less amount waived for management fees	4,778	3,014	1,068
Net Expenses	138,090	73,912	26,381
NET INVESTMENT INCOME	552,385	360,750	112,589
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	1,155,461	(58,818)	64,964
Net realized loss on investments, unaffiliated	(131,640)	(70,361)	(40,576)
Realized gain distributions received, affiliated	727,098	465,691	147,032
Net Realized Gain	1,750,919	336,512	171,420
Net change in unrealized appreciation on investments	451,393	985,291	271,468
Net Realized and Unrealized Gain	2,202,312	1,321,803	442,888
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,754,697	$1,682,553	$555,477
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West SecureFoundation® Lifetime 2015 Fund	2016	2015
OPERATIONS:
Net investment income	$2,001,970	$1,291,275
Net realized gain	3,553,267	4,535,264
Net change in unrealized appreciation (depreciation)	3,022,360	(6,274,459)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,577,597	(447,920)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(1,084,430)	(469,060)
Class G1	(764,040)	(670,496)
Class L	(190,242)	(151,779)
From net investment income	(2,038,712)	(1,291,335)
From net realized gains
Class G	(1,883,778)	(1,308,783)
Class G1	(1,468,673)	(2,053,374)
Class L	(381,801)	(467,480)
From net realized gains	(3,734,252)	(3,829,637)
Total Distributions	(5,772,964)	(5,120,972)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	33,842,957	3,505,221
Class G1	13,232,671	5,823,886
Class L	2,153,980	4,517,727
Shares issued in reinvestment of distributions
Class G	2,968,208	1,777,843
Class G1	2,232,713	2,723,870
Class L	572,043	619,259
Shares redeemed
Class G	(11,117,019)	(4,556,017)
Class G1	(16,477,768)	(10,117,794)
Class L	(2,142,450)	(405,638)
Net Increase in Net Assets Resulting from Capital Share Transactions	25,265,335	3,888,357
Total Increase (Decrease) in Net Assets	28,069,968	(1,680,535)
NET ASSETS:
Beginning of year	75,799,552	77,480,087
End of year	$103,869,520	$75,799,552
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	3,249,104	304,630
Class G1	1,237,409	502,558
Class L	223,847	436,633
Shares issued in reinvestment of distributions
Class G	273,941	164,001
Class G1	203,311	248,366
Class L	58,801	63,543
Shares redeemed
Class G	(1,022,574)	(395,798)
Class G1	(1,499,200)	(869,883)
Class L	(223,629)	(39,081)
Net Increase	2,501,010	414,969
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West SecureFoundation® Lifetime 2020 Fund	2016	2015
OPERATIONS:
Net investment income	$1,446,389	$1,129,059
Net realized gain	783,590	2,435,833
Net change in unrealized appreciation (depreciation)	2,774,984	(5,347,801)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,004,963	(1,782,909)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(1,261,623)	(995,232)
Class G1	(186,551)	(123,914)
Class L	(30,001)	(9,721)
From net investment income	(1,478,175)	(1,128,867)
From net realized gains
Class G	(1,281,238)	(1,251,880)
Class G1	(199,514)	(179,148)
Class L	(38,275)	(16,273)
From net realized gains	(1,519,027)	(1,447,301)
Total Distributions	(2,997,202)	(2,576,168)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	11,240,260	45,335,559
Class G1	4,438,665	2,428,252
Class L	1,150,218	120,005
Shares issued in reinvestment of distributions
Class G	2,542,861	2,247,112
Class G1	386,065	303,062
Class L	68,276	25,994
Shares redeemed
Class G	(9,225,380)	(4,084,921)
Class G1	(2,924,488)	(2,820,894)
Class L	(112,092)	(38,265)
Net Increase in Net Assets Resulting from Capital Share Transactions	7,564,385	43,515,904
Total Increase in Net Assets	9,572,146	39,156,827
NET ASSETS:
Beginning of year	66,533,298	27,376,471
End of year(a)	$76,105,444	$66,533,298
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West SecureFoundation® Lifetime 2020 Fund	2016	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	960,693	3,695,520
Class G1	378,127	202,883
Class L	100,247	9,947
Shares issued in reinvestment of distributions
Class G	217,668	194,716
Class G1	32,981	26,231
Class L	5,807	2,245
Shares redeemed
Class G	(795,875)	(341,443)
Class G1	(252,137)	(237,783)
Class L	(9,468)	(3,179)
Net Increase	638,043	3,549,137
(a) Including undistributed net investment income:	$382	$0
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West SecureFoundation® Lifetime 2025 Fund	2016	2015
OPERATIONS:
Net investment income	$1,472,538	$1,203,705
Net realized gain	2,887,663	4,625,351
Net change in unrealized appreciation (depreciation)	876,984	(6,302,838)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,237,185	(473,782)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(644,815)	(467,256)
Class G1	(843,019)	(717,938)
Class L	(21,740)	(18,490)
From net investment income	(1,509,574)	(1,203,684)
From net realized gains
Class G	(1,267,210)	(1,555,893)
Class G1	(1,822,327)	(2,600,626)
Class L	(50,626)	(71,413)
From net realized gains	(3,140,163)	(4,227,932)
Total Distributions	(4,649,737)	(5,431,616)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	9,201,547	3,692,685
Class G1	9,589,202	8,203,899
Class L	31,723	791,127
Shares issued in reinvestment of distributions
Class G	1,912,025	2,023,149
Class G1	2,665,346	3,318,564
Class L	72,366	89,903
Shares redeemed
Class G	(5,017,116)	(2,643,253)
Class G1	(10,180,104)	(9,902,532)
Class L	(78,591)	(31,850)
Net Increase in Net Assets Resulting from Capital Share Transactions	8,196,398	5,541,692
Total Increase (Decrease) in Net Assets	8,783,846	(363,706)
NET ASSETS:
Beginning of year	70,659,342	71,023,048
End of year	$79,443,188	$70,659,342
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	824,589	309,966
Class G1	851,347	686,883
Class L	3,298	72,711
Shares issued in reinvestment of distributions
Class G	172,993	182,019
Class G1	238,992	296,134
Class L	7,326	9,008
Shares redeemed
Class G	(450,284)	(219,871)
Class G1	(907,997)	(828,001)
Class L	(7,875)	(2,990)
Net Increase	732,389	505,859
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West SecureFoundation® Lifetime 2030 Fund	2016	2015
OPERATIONS:
Net investment income	$1,871,808	$1,446,934
Net realized gain	1,361,932	3,343,757
Net change in unrealized appreciation (depreciation)	4,212,709	(7,730,139)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,446,449	(2,939,448)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(1,754,668)	(1,307,686)
Class G1	(170,653)	(137,288)
Class L	(2,602)	(1,809)
From net investment income	(1,927,923)	(1,446,783)
From net realized gains
Class G	(1,836,004)	(1,722,747)
Class G1	(217,021)	(199,816)
Class L	(2,946)	(3,128)
From net realized gains	(2,055,971)	(1,925,691)
Total Distributions	(3,983,894)	(3,372,474)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	9,050,712	58,887,041
Class G1	2,216,460	3,843,276
Class L	21,048	1
Shares issued in reinvestment of distributions
Class G	3,590,672	3,030,433
Class G1	387,674	337,104
Class L	5,548	4,937
Shares redeemed
Class G	(5,366,990)	(3,193,135)
Class G1	(3,349,927)	(2,047,301)
Class L	(17,500)	(5,000)
Net Increase in Net Assets Resulting from Capital Share Transactions	6,537,697	60,857,356
Total Increase in Net Assets	10,000,252	54,545,434
NET ASSETS:
Beginning of year	87,295,375	32,749,941
End of year(a)	$97,295,627	$87,295,375
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West SecureFoundation® Lifetime 2030 Fund	2016	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	753,166	4,603,337
Class G1	184,663	309,243
Class L	1,724	-
Shares issued in reinvestment of distributions
Class G	296,715	253,580
Class G1	31,989	28,198
Class L	454	410
Shares redeemed
Class G	(446,031)	(254,152)
Class G1	(273,867)	(163,963)
Class L	(1,405)	(420)
Net Increase	547,408	4,776,233
(a) Including undistributed net investment income:	$1,623	$0
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West SecureFoundation® Lifetime 2035 Fund	2016	2015
OPERATIONS:
Net investment income	$1,271,667	$1,068,305
Net realized gain	3,164,655	4,371,382
Net change in unrealized appreciation (depreciation)	1,332,730	(6,455,464)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,769,052	(1,015,777)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(787,911)	(579,909)
Class G1	(535,290)	(487,963)
Class L	(554)	(415)
From net investment income	(1,323,755)	(1,068,287)
From net realized gains
Class G	(2,145,777)	(1,804,934)
Class G1	(1,621,570)	(1,657,920)
Class L	(1,515)	(1,324)
From net realized gains	(3,768,862)	(3,464,178)
Total Distributions	(5,092,617)	(4,532,465)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	4,292,677	3,666,297
Class G1	5,971,079	6,078,212
Shares issued in reinvestment of distributions
Class G	2,933,688	2,384,843
Class G1	2,156,860	2,145,883
Class L	2,069	1,739
Shares redeemed
Class G	(2,890,071)	(1,545,425)
Class G1	(11,351,702)	(6,269,026)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,114,600	6,462,523
Total Increase in Net Assets	1,791,035	914,281
NET ASSETS:
Beginning of year	64,513,904	63,599,623
End of year(a)	$66,304,939	$64,513,904
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	364,357	289,148
Class G1	500,984	473,857
Shares issued in reinvestment of distributions
Class G	249,265	201,137
Class G1	181,736	179,770
Class L	198	163
Shares redeemed
Class G	(244,275)	(121,466)
Class G1	(953,064)	(493,250)
Net Increase	99,201	529,359
(a) Including undistributed net investment income:	$967	$0
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West SecureFoundation® Lifetime 2040 Fund	2016	2015
OPERATIONS:
Net investment income	$1,412,412	$1,057,637
Net realized gain	1,339,676	2,818,046
Net change in unrealized appreciation (depreciation)	3,832,739	(6,959,189)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,584,827	(3,083,506)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(1,347,089)	(966,030)
Class G1	(124,428)	(93,248)
Class L	(386)	(280)
From net investment income	(1,471,903)	(1,059,558)
From net realized gains
Class G	(1,772,656)	(1,274,662)
Class G1	(168,024)	(137,809)
Class L	(514)	(386)
From net realized gains	(1,941,194)	(1,412,857)
Total Distributions	(3,413,097)	(2,472,415)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	6,566,280	48,720,528
Class G1	1,824,258	2,121,295
Shares issued in reinvestment of distributions
Class G	3,119,745	2,240,692
Class G1	292,452	231,057
Class L	900	666
Shares redeemed
Class G	(3,639,791)	(2,298,000)
Class G1	(1,916,768)	(1,551,921)
Net Increase in Net Assets Resulting from Capital Share Transactions	6,247,076	49,464,317
Total Increase in Net Assets	9,418,806	43,908,396
NET ASSETS:
Beginning of year	63,538,339	19,629,943
End of year(a)	$72,957,145	$63,538,339
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	546,760	3,744,734
Class G1	153,547	170,047
Shares issued in reinvestment of distributions
Class G	256,221	186,405
Class G1	24,012	19,269
Class L	73	55
Shares redeemed
Class G	(303,228)	(182,266)
Class G1	(158,164)	(123,512)
Net Increase	519,221	3,814,732
(a) Including undistributed net investment income:	$1,343	$0
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West SecureFoundation® Lifetime 2045 Fund	2016	2015
OPERATIONS:
Net investment income	$552,385	$428,806
Net realized gain	1,750,919	1,846,728
Net change in unrealized appreciation (depreciation)	451,393	(2,820,961)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,754,697	(545,427)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(79,759)	(197,206)
Class G1	(80,725)	(231,250)
Class L	(495)	(342)
From net investment income	(160,979)	(428,798)
From net realized gains
Class G	(942,935)	(644,557)
Class G1	(984,839)	(827,176)
Class L	(7,219)	(1,098)
From net realized gains	(1,934,993)	(1,472,831)
Total Distributions	(2,095,972)	(1,901,629)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	2,847,063	2,449,484
Class G1	4,838,831	3,697,752
Class L	67,112	-
Shares issued in reinvestment of distributions
Class G	1,022,694	841,763
Class G1	1,065,564	1,058,426
Class L	7,714	1,440
Shares redeemed
Class G	(1,541,658)	(523,916)
Class G1	(6,672,931)	(3,560,980)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,634,389	3,963,969
Total Increase in Net Assets	2,293,114	1,516,913
NET ASSETS:
Beginning of year	26,594,972	25,078,059
End of year(a)	$28,888,086	$26,594,972
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	243,940	193,994
Class G1	412,333	293,431
Class L	6,848	-
Shares issued in reinvestment of distributions
Class G	87,042	71,731
Class G1	90,716	90,226
Class L	753	140
Shares redeemed
Class G	(130,886)	(41,245)
Class G1	(568,476)	(280,733)
Net Increase	142,270	327,544
(a) Including undistributed net investment income:	$418,203	$0
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West SecureFoundation® Lifetime 2050 Fund	2016	2015
OPERATIONS:
Net investment income	$360,750	$231,395
Net realized gain	336,512	604,982
Net change in unrealized appreciation (depreciation)	985,291	(1,339,030)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,682,553	(502,653)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(329,040)	(201,880)
Class G1	(46,782)	(29,340)
Class L	(502)	(280)
From net investment income	(376,324)	(231,500)
From net realized gains
Class G	(424,211)	(295,127)
Class G1	(67,121)	(47,523)
Class L	(688)	(425)
From net realized gains	(492,020)	(343,075)
Total Distributions	(868,344)	(574,575)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	3,944,330	6,684,474
Class G1	1,078,096	895,623
Class L	5,500	-
Shares issued in reinvestment of distributions
Class G	753,251	497,007
Class G1	113,903	76,863
Class L	1,190	705
Shares redeemed
Class G	(1,206,326)	(841,426)
Class G1	(746,151)	(647,549)
Class L	(17)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	3,943,776	6,665,697
Total Increase in Net Assets	4,757,985	5,588,469
NET ASSETS:
Beginning of year	14,042,311	8,453,842
End of year	$18,800,296	$14,042,311
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	327,481	517,576
Class G1	90,605	70,774
Class L	468	-
Shares issued in reinvestment of distributions
Class G	61,621	41,390
Class G1	9,337	6,420
Class L	97	59
Shares redeemed
Class G	(100,316)	(67,100)
Class G1	(62,650)	(50,861)
Class L	(2)	-
Net Increase	326,641	518,258
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West SecureFoundation® Lifetime 2055 Fund	2016	2015
OPERATIONS:
Net investment income	$112,589	$74,852
Net realized gain	171,420	298,410
Net change in unrealized appreciation (depreciation)	271,468	(507,785)
Net Increase (Decrease) in Net Assets Resulting from Operations	555,477	(134,523)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(69,340)	(35,002)
Class G1	(48,307)	(39,523)
Class L	(455)	(328)
From net investment income	(118,102)	(74,853)
From net realized gains
Class G	(145,817)	(92,813)
Class G1	(126,173)	(117,534)
Class L	(973)	(884)
From net realized gains	(272,963)	(211,231)
Total Distributions	(391,065)	(286,084)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	1,438,602	1,026,574
Class G1	1,101,068	926,519
Shares issued in reinvestment of distributions
Class G	215,157	127,815
Class G1	174,480	157,057
Class L	1,428	1,212
Shares redeemed
Class G	(405,879)	(379,212)
Class G1	(1,450,588)	(413,064)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,074,268	1,446,901
Total Increase in Net Assets	1,238,680	1,026,294
NET ASSETS:
Beginning of year	4,701,807	3,675,513
End of year	$5,940,487	$4,701,807
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	123,189	81,978
Class G1	94,749	73,536
Shares issued in reinvestment of distributions
Class G	18,248	10,951
Class G1	14,789	13,452
Class L	138	119
Shares redeemed
Class G	(34,836)	(30,562)
Class G1	(123,955)	(33,109)
Net Increase	92,322	116,365
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Class G
12/31/2016	$10.62	0.23	0.55	0.78	(0.23)	(0.39)	(0.62)	$10.78	7.38%
12/31/2015	$11.45	0.20	(0.26)	(0.06)	(0.20)	(0.57)	(0.77)	$10.62	(0.57%)
12/31/2014	$11.59	0.28	0.38	0.66	(0.20)	(0.60)	(0.80)	$11.45	5.76%
12/31/2013	$10.67	0.21	1.32	1.53	(0.20)	(0.41)	(0.61)	$11.59	14.50%
12/31/2012	$ 9.90	0.22	0.88	1.10	(0.21)	(0.12)	(0.33)	$10.67	11.19%
Class G1
12/31/2016	$10.75	0.20	0.57	0.77	(0.20)	(0.39)	(0.59)	$10.93	7.26%
12/31/2015	$11.57	0.19	(0.26)	(0.07)	(0.18)	(0.57)	(0.75)	$10.75	(0.64%)
12/31/2014	$11.69	0.18	0.48	0.66	(0.18)	(0.60)	(0.78)	$11.57	5.66%
12/31/2013	$10.75	0.18	1.35	1.53	(0.18)	(0.41)	(0.59)	$11.69	14.37%
12/31/2012	$ 9.97	0.20	0.89	1.09	(0.19)	(0.12)	(0.31)	$10.75	11.03%
Class L
12/31/2016	$ 9.58	0.17	0.51	0.68	(0.20)	(0.39)	(0.59)	$ 9.67	7.14%
12/31/2015	$10.41	0.20	(0.27)	(0.07)	(0.19)	(0.57)	(0.76)	$ 9.58	(0.76%)
12/31/2014	$10.60	0.17	0.41	0.58	(0.17)	(0.60)	(0.77)	$10.41	5.48%
12/31/2013	$ 9.80	0.17	1.21	1.38	(0.17)	(0.41)	(0.58)	$10.60	14.21%
12/31/2012	$ 9.14	0.23	0.76	0.99	(0.21)	(0.12)	(0.33)	$ 9.80	10.93%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Class G
12/31/2016	$53,202	0.47%	0.45%	N/A	2.08%	28%
12/31/2015	$25,854	0.35%	0.33%	N/A	1.73%	23% (g)
12/31/2014	$27,038	0.12%	0.12%	N/A	2.40%	29%
12/31/2013	$ 7,399	0.12%	0.12%	1.82%	1.82%	31%
12/31/2012	$ 4,965	0.12%	0.12%	2.08%	2.08%	32%
Class G1
12/31/2016	$40,897	0.57%	0.54%	N/A	1.82%	28%
12/31/2015	$40,833	0.45%	0.43%	N/A	1.61%	23% (g)
12/31/2014	$45,334	0.22%	0.22%	N/A	1.52%	29%
12/31/2013	$49,846	0.22%	0.22%	1.55%	1.55%	31%
12/31/2012	$48,054	0.22%	0.22%	1.85%	1.85%	32%
Class L
12/31/2016	$ 9,770	0.72%	0.70%	N/A	1.74%	28%
12/31/2015	$ 9,113	0.62%	0.60%	N/A	1.90%	23% (g)
12/31/2014	$ 5,108	0.37%	0.37%	N/A	1.57%	29%
12/31/2013	$ 3,467	0.37%	0.37%	1.60%	1.60%	31%
12/31/2012	$ 2,361	0.37%	0.37%	2.34%	2.34%	32%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Class G
12/31/2016	$11.37	0.24	0.60	0.84	(0.24)	(0.24)	(0.48)	$11.73	7.44%
12/31/2015	$11.89	0.25	(0.32)	(0.07)	(0.20)	(0.25)	(0.45)	$11.37	(0.56%)
12/31/2014	$11.72	0.29	0.38	0.67	(0.20)	(0.30)	(0.50)	$11.89	5.75%
12/31/2013	$10.58	0.28	1.24	1.52	(0.22)	(0.16)	(0.38)	$11.72	14.42%
12/31/2012	$ 9.81	0.26	0.85	1.11	(0.32)	(0.02)	(0.34)	$10.58	11.34%
Class G1
12/31/2016	$11.39	0.24	0.58	0.82	(0.23)	(0.24)	(0.47)	$11.74	7.24%
12/31/2015	$11.90	0.20	(0.28)	(0.08)	(0.18)	(0.25)	(0.43)	$11.39	(0.68%)
12/31/2014	$11.72	0.19	0.47	0.66	(0.18)	(0.30)	(0.48)	$11.90	5.63%
12/31/2013	$10.57	0.21	1.30	1.51	(0.20)	(0.16)	(0.36)	$11.72	14.33%
12/31/2012	$ 9.80	0.25	0.83	1.08	(0.29)	(0.02)	(0.31)	$10.57	11.05%
Class L
12/31/2016	$11.43	0.23	0.59	0.82	(0.21)	(0.24)	(0.45)	$11.80	7.20%
12/31/2015	$11.94	0.19	(0.29)	(0.10)	(0.16)	(0.25)	(0.41)	$11.43	(0.86%)
12/31/2014	$11.76	0.21	0.44	0.65	(0.17)	(0.30)	(0.47)	$11.94	5.52%
12/31/2013	$10.60	0.16	1.34	1.50	(0.18)	(0.16)	(0.34)	$11.76	14.16%
12/31/2012	$ 9.80	0.18	0.88	1.06	(0.24)	(0.02)	(0.26)	$10.60	10.88%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Class G
12/31/2016	$63,971	0.47%	0.44%	N/A	2.03%	21%
12/31/2015	$57,682	0.42%	0.39%	N/A	2.10%	17% (g)
12/31/2014	$18,134	0.12%	0.12%	N/A	2.41%	23%
12/31/2013	$ 5,418	0.12%	0.12%	2.41%	2.41%	18%
12/31/2012	$ 1,667	0.12%	0.12%	2.48%	2.48%	84%
Class G1
12/31/2016	$10,221	0.57%	0.54%	N/A	2.04%	21%
12/31/2015	$ 8,102	0.45%	0.44%	N/A	1.63%	17% (g)
12/31/2014	$ 8,567	0.22%	0.22%	N/A	1.57%	23%
12/31/2013	$ 8,001	0.22%	0.22%	1.89%	1.89%	18%
12/31/2012	$ 3,278	0.22%	0.22%	2.41%	2.41%	84%
Class L
12/31/2016	$ 1,913	0.72%	0.69%	N/A	1.98%	21%
12/31/2015	$ 750	0.61%	0.58%	N/A	1.56%	17% (g)
12/31/2014	$ 675	0.37%	0.36%	N/A	1.75%	23%
12/31/2013	$ 305	0.37%	0.36%	1.44%	1.45%	18%
12/31/2012	$ 283	0.37%	0.36%	1.75%	1.76%	84%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Class G
12/31/2016	$10.88	0.24	0.55	0.79	(0.23)	(0.46)	(0.69)	$10.98	7.39%
12/31/2015	$11.85	0.21	(0.28)	(0.07)	(0.21)	(0.69)	(0.90)	$10.88	(0.60%)
12/31/2014	$11.82	0.32	0.35	0.67	(0.20)	(0.44)	(0.64)	$11.85	5.70%
12/31/2013	$10.71	0.22	1.51	1.73	(0.21)	(0.41)	(0.62)	$11.82	16.28%
12/31/2012	$ 9.84	0.20	0.99	1.19	(0.20)	(0.12)	(0.32)	$10.71	12.11%
Class G1
12/31/2016	$10.97	0.22	0.56	0.78	(0.21)	(0.46)	(0.67)	$11.08	7.23%
12/31/2015	$11.93	0.19	(0.27)	(0.08)	(0.19)	(0.69)	(0.88)	$10.97	(0.67%)
12/31/2014	$11.88	0.19	0.48	0.67	(0.18)	(0.44)	(0.62)	$11.93	5.62%
12/31/2013	$10.76	0.18	1.53	1.71	(0.18)	(0.41)	(0.59)	$11.88	16.09%
12/31/2012	$ 9.88	0.19	1.00	1.19	(0.19)	(0.12)	(0.31)	$10.76	12.03%
Class L
12/31/2016	$ 9.77	0.17	0.52	0.69	(0.20)	(0.46)	(0.66)	$ 9.80	7.15%
12/31/2015	$10.75	0.20	(0.29)	(0.09)	(0.20)	(0.69)	(0.89)	$ 9.77	(0.89%)
12/31/2014	$10.74	0.12	0.47	0.59	(0.14)	(0.44)	(0.58)	$10.75	5.53%
12/31/2013	$ 9.79	0.22	1.33	1.55	(0.19)	(0.41)	(0.60)	$10.74	15.97%
12/31/2012	$ 9.01	0.14	0.92	1.06	(0.16)	(0.12)	(0.28)	$ 9.79	11.83%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Class G
12/31/2016	$32,386	0.47%	0.45%	N/A	2.12%	23%
12/31/2015	$26,126	0.36%	0.34%	N/A	1.76%	22% (g)
12/31/2014	$25,242	0.12%	0.12%	N/A	2.67%	20%
12/31/2013	$ 4,216	0.12%	0.12%	1.92%	1.92%	33%
12/31/2012	$ 2,723	0.12%	0.12%	1.92%	1.92%	22%
Class G1
12/31/2016	$45,951	0.57%	0.55%	N/A	1.92%	23%
12/31/2015	$43,458	0.45%	0.44%	N/A	1.61%	22% (g)
12/31/2014	$45,443	0.22%	0.22%	N/A	1.53%	20%
12/31/2013	$44,001	0.22%	0.22%	1.58%	1.58%	33%
12/31/2012	$41,376	0.22%	0.22%	1.79%	1.79%	22%
Class L
12/31/2016	$ 1,106	0.72%	0.69%	N/A	1.74%	23%
12/31/2015	$ 1,076	0.65%	0.63%	N/A	1.90%	22% (g)
12/31/2014	$ 338	0.37%	0.36%	N/A	1.14%	20%
12/31/2013	$ 542	0.37%	0.36%	2.03%	2.04%	33%
12/31/2012	$ 198	0.37%	0.35%	1.45%	1.48%	22%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Class G
12/31/2016	$11.75	0.25	0.72	0.97	(0.25)	(0.27)	(0.52)	$12.20	8.31%
12/31/2015	$12.35	0.26	(0.38)	(0.12)	(0.21)	(0.27)	(0.48)	$11.75	(1.05%)
12/31/2014	$12.13	0.39	0.29	0.68	(0.20)	(0.26)	(0.46)	$12.35	5.56%
12/31/2013	$10.57	0.21	1.85	2.06	(0.20)	(0.30)	(0.50)	$12.13	19.61%
12/31/2012	$ 9.51	0.19	1.08	1.27	(0.19)	(0.02)	(0.21)	$10.57	13.50%
Class G1
12/31/2016	$11.78	0.22	0.73	0.95	(0.22)	(0.27)	(0.49)	$12.24	8.15%
12/31/2015	$12.37	0.22	(0.35)	(0.13)	(0.19)	(0.27)	(0.46)	$11.78	(1.11%)
12/31/2014	$12.13	0.19	0.48	0.67	(0.17)	(0.26)	(0.43)	$12.37	5.51%
12/31/2013	$10.57	0.22	1.83	2.05	(0.19)	(0.30)	(0.49)	$12.13	19.48%
12/31/2012	$ 9.49	0.24	1.02	1.26	(0.16)	(0.02)	(0.18)	$10.57	13.39%
Class L
12/31/2016	$11.86	0.23	0.71	0.94	(0.21)	(0.27)	(0.48)	$12.32	7.99%
12/31/2015	$12.43	0.18	(0.32)	(0.14)	(0.16)	(0.27)	(0.43)	$11.86	(1.19%)
12/31/2014	$12.20	0.21	0.44	0.65	(0.16)	(0.26)	(0.42)	$12.43	5.30%
12/31/2013	$10.61	0.16	1.89	2.05	(0.16)	(0.30)	(0.46)	$12.20	19.39%
12/31/2012	$ 9.54	0.35	0.93	1.28	(0.19)	(0.02)	(0.21)	$10.61	13.49%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Class G
12/31/2016	$88,168	0.47%	0.45%	N/A	2.06%	18%
12/31/2015	$77,847	0.41%	0.39%	N/A	2.08%	15% (g)
12/31/2014	$24,972	0.12%	0.12%	N/A	3.14%	14%
12/31/2013	$ 2,065	0.12%	0.12%	1.83%	1.83%	18%
12/31/2012	$ 1,354	0.12%	0.12%	1.86%	1.86%	12%
Class G1
12/31/2016	$ 8,973	0.57%	0.55%	N/A	1.81%	18%
12/31/2015	$ 9,308	0.46%	0.44%	N/A	1.76%	15% (g)
12/31/2014	$ 7,630	0.22%	0.22%	N/A	1.54%	14%
12/31/2013	$ 6,011	0.22%	0.22%	1.86%	1.86%	18%
12/31/2012	$ 3,195	0.22%	0.22%	2.33%	2.33%	12%
Class L
12/31/2016	$ 155	0.72%	0.67%	N/A	1.87%	18%
12/31/2015	$ 140	0.60%	0.56%	N/A	1.46%	15% (g)
12/31/2014	$ 147	0.37%	0.33%	N/A	1.67%	14%
12/31/2013	$ 95	0.37%	0.34%	1.33%	1.36%	18%
12/31/2012	$ 104	0.37%	0.28%	3.22%	3.31%	12%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Class G
12/31/2016	$11.59	0.25	0.82	1.07	(0.26)	(0.70)	(0.96)	$11.70	9.29%
12/31/2015	$12.64	0.22	(0.40)	(0.18)	(0.21)	(0.66)	(0.87)	$11.59	(1.43%)
12/31/2014	$12.48	0.42	0.25	0.67	(0.20)	(0.31)	(0.51)	$12.64	5.36%
12/31/2013	$10.76	0.22	2.17	2.39	(0.22)	(0.45)	(0.67)	$12.48	22.30%
12/31/2012	$ 9.64	0.20	1.20	1.40	(0.19)	(0.09)	(0.28)	$10.76	14.61%
Class G1
12/31/2016	$11.68	0.22	0.84	1.06	(0.23)	(0.70)	(0.93)	$11.81	9.19%
12/31/2015	$12.72	0.20	(0.39)	(0.19)	(0.19)	(0.66)	(0.85)	$11.68	(1.49%)
12/31/2014	$12.54	0.19	0.48	0.67	(0.18)	(0.31)	(0.49)	$12.72	5.27%
12/31/2013	$10.80	0.20	2.19	2.39	(0.20)	(0.45)	(0.65)	$12.54	22.21%
12/31/2012	$ 9.67	0.18	1.21	1.39	(0.17)	(0.09)	(0.26)	$10.80	14.51%
Class L
12/31/2016	$10.38	0.21	0.73	0.94	(0.25)	(0.70)	(0.95)	$10.37	9.19%
12/31/2015	$11.41	0.18	(0.34)	(0.16)	(0.21)	(0.66)	(0.87)	$10.38	(1.45%)
12/31/2014	$11.31	0.19	0.42	0.61	(0.20)	(0.31)	(0.51)	$11.41	5.30%
12/31/2013	$ 9.69	0.07	2.04	2.11	(0.04)	(0.45)	(0.49)	$11.31	21.87%
12/31/2012	$ 8.71	0.22	1.03	1.25	(0.18)	(0.09)	(0.27)	$ 9.69	14.44%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Class G
12/31/2016	$38,286	0.47%	0.45%	N/A	2.08%	26%
12/31/2015	$33,646	0.36%	0.34%	N/A	1.70%	17% (g)
12/31/2014	$32,021	0.12%	0.12%	N/A	3.25%	15%
12/31/2013	$ 2,333	0.12%	0.12%	1.86%	1.86%	31%
12/31/2012	$ 1,455	0.12%	0.12%	1.90%	1.90%	14%
Class G1
12/31/2016	$27,995	0.57%	0.55%	N/A	1.84%	26%
12/31/2015	$30,846	0.45%	0.44%	N/A	1.56%	17% (g)
12/31/2014	$31,556	0.22%	0.22%	N/A	1.46%	15%
12/31/2013	$28,062	0.22%	0.22%	1.64%	1.64%	31%
12/31/2012	$24,082	0.22%	0.22%	1.71%	1.71%	14%
Class L
12/31/2016	$ 24	0.72%	0.52%	N/A	1.99%	26%
12/31/2015	$ 22	0.59%	0.40%	N/A	1.61%	17% (g)
12/31/2014	$ 22	0.37%	0.15%	N/A	1.65%	15%
12/31/2013	$ 17	0.37%	0.33%	0.64%	0.68%	31%
12/31/2012	$ 45	0.37%	0.26%	2.20%	2.31%	14%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Class G
12/31/2016	$11.79	0.26	0.91	1.17	(0.26)	(0.35)	(0.61)	$12.35	10.06%
12/31/2015	$12.48	0.27	(0.48)	(0.21)	(0.21)	(0.27)	(0.48)	$11.79	(1.74%)
12/31/2014	$12.34	0.46	0.17	0.63	(0.20)	(0.29)	(0.49)	$12.48	5.02%
12/31/2013	$10.51	0.27	2.19	2.46	(0.21)	(0.42)	(0.63)	$12.34	23.58%
12/31/2012	$ 9.35	0.41	1.01	1.42	(0.21)	(0.05)	(0.26)	$10.51	15.28%
Class G1
12/31/2016	$11.79	0.24	0.91	1.15	(0.24)	(0.35)	(0.59)	$12.35	9.90%
12/31/2015	$12.47	0.20	(0.43)	(0.23)	(0.18)	(0.27)	(0.45)	$11.79	(1.83%)
12/31/2014	$12.31	0.19	0.43	0.62	(0.17)	(0.29)	(0.46)	$12.47	4.97%
12/31/2013	$10.48	0.23	2.22	2.45	(0.20)	(0.42)	(0.62)	$12.31	23.49%
12/31/2012	$ 9.31	0.22	1.18	1.40	(0.18)	(0.05)	(0.23)	$10.48	15.14%
Class L
12/31/2016	$11.89	0.25	0.93	1.18	(0.26)	(0.35)	(0.61)	$12.46	10.04%
12/31/2015	$12.57	0.21	(0.42)	(0.21)	(0.20)	(0.27)	(0.47)	$11.89	(1.71%)
12/31/2014	$12.39	0.15	0.48	0.63	(0.16)	(0.29)	(0.45)	$12.57	5.07%
12/31/2013	$10.55	0.44	2.03	2.47	(0.21)	(0.42)	(0.63)	$12.39	23.55%
12/31/2012	$ 9.35	0.18	1.24	1.42	(0.17)	(0.05)	(0.22)	$10.55	15.31%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Class G
12/31/2016	$66,284	0.47%	0.45%	N/A	2.12%	15%
12/31/2015	$57,399	0.42%	0.40%	N/A	2.15%	13% (g)
12/31/2014	$13,959	0.12%	0.12%	N/A	3.68%	15%
12/31/2013	$ 335	0.12%	0.12%	2.26%	2.26%	19%
12/31/2012	$ 108	0.12%	0.12%	3.97%	3.97%	15%
Class G1
12/31/2016	$ 6,654	0.57%	0.55%	N/A	1.99%	15%
12/31/2015	$ 6,122	0.46%	0.44%	N/A	1.62%	13% (g)
12/31/2014	$ 5,653	0.22%	0.22%	N/A	1.48%	15%
12/31/2013	$ 4,738	0.22%	0.22%	1.93%	1.93%	19%
12/31/2012	$ 2,235	0.22%	0.22%	2.18%	2.18%	15%
Class L
12/31/2016	$ 19	0.72%	0.46%	N/A	2.08%	15%
12/31/2015	$ 17	0.60%	0.34%	N/A	1.64%	13% (g)
12/31/2014	$ 18	0.37%	0.17%	N/A	1.18%	15%
12/31/2013	$ 107	0.37%	0.27%	3.50%	3.61%	19%
12/31/2012	$ 14	0.37%	0.12%	1.49%	1.74%	15%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Class G
12/31/2016	$11.47	0.25	0.92	1.17	(0.07)	(0.82)	(0.89)	$11.75	10.41%
12/31/2015	$12.60	0.22	(0.46)	(0.24)	(0.21)	(0.68)	(0.89)	$11.47	(1.93%)
12/31/2014	$12.57	0.41	0.18	0.59	(0.20)	(0.36)	(0.56)	$12.60	4.72%
12/31/2013	$10.79	0.10	2.46	2.56	(0.19)	(0.59)	(0.78)	$12.57	23.82%
12/31/2012	$ 9.60	0.19	1.30	1.49	(0.18)	(0.12)	(0.30)	$10.79	15.59%
Class G1
12/31/2016	$11.47	0.22	0.94	1.16	(0.07)	(0.82)	(0.89)	$11.74	10.26%
12/31/2015	$12.59	0.20	(0.45)	(0.25)	(0.19)	(0.68)	(0.87)	$11.47	(2.01%)
12/31/2014	$12.55	0.19	0.39	0.58	(0.18)	(0.36)	(0.54)	$12.59	4.58%
12/31/2013	$10.80	0.20	2.35	2.55	(0.21)	(0.59)	(0.80)	$12.55	23.68%
12/31/2012	$ 9.61	0.18	1.30	1.48	(0.17)	(0.12)	(0.29)	$10.80	15.46%
Class L
12/31/2016	$10.07	0.20	0.81	1.01	(0.06)	(0.82)	(0.88)	$10.20	10.20%
12/31/2015	$11.18	0.18	(0.40)	(0.22)	(0.21)	(0.68)	(0.89)	$10.07	(1.97%)
12/31/2014	$11.12	0.09	0.42	0.51	(0.09)	(0.36)	(0.45)	$11.18	4.58%
12/31/2013	$ 9.65	0.19	2.09	2.28	(0.22)	(0.59)	(0.81)	$11.12	23.81%
12/31/2012	$ 8.62	0.16	1.17	1.33	(0.18)	(0.12)	(0.30)	$ 9.65	15.49%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Class G
12/31/2016	$14,328	0.47%	0.45%	N/A	2.17%	27%
12/31/2015	$11,695	0.36%	0.34%	N/A	1.74%	15% (g)
12/31/2014	$10,018	0.12%	0.12%	N/A	3.17%	12%
12/31/2013	$ 672	0.12%	0.12%	0.88%	0.88%	26%
12/31/2012	$ 2,357	0.12%	0.12%	1.82%	1.82%	13%
Class G1
12/31/2016	$14,465	0.57%	0.55%	N/A	1.89%	27%
12/31/2015	$14,883	0.45%	0.44%	N/A	1.57%	15% (g)
12/31/2014	$15,042	0.22%	0.22%	N/A	1.47%	12%
12/31/2013	$13,389	0.22%	0.22%	1.70%	1.70%	26%
12/31/2012	$10,464	0.22%	0.22%	1.74%	1.74%	13%
Class L
12/31/2016	$ 95	0.72%	0.65%	N/A	1.93%	27%
12/31/2015	$ 17	0.60%	0.33%	N/A	1.64%	15% (g)
12/31/2014	$ 18	0.37%	0.30%	N/A	0.82%	12%
12/31/2013	$ 17	0.37%	0.12%	1.54%	1.79%	26%
12/31/2012	$ 14	0.37%	0.12%	1.50%	1.75%	13%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Class G
12/31/2016	$11.78	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.38	10.50%
12/31/2015	$12.55	0.24	(0.50)	(0.26)	(0.21)	(0.30)	(0.51)	$11.78	(2.11%)
12/31/2014	$12.44	0.50	0.07	0.57	(0.20)	(0.26)	(0.46)	$12.55	4.54%
12/31/2013	$10.41	0.27	2.17	2.44	(0.21)	(0.20)	(0.41)	$12.44	23.49%
12/31/2012	$ 9.23	0.21	1.33	1.44	(0.19)	(0.07)	(0.26)	$10.41	15.67%
Class G1
12/31/2016	$11.76	0.25	0.96	1.21	(0.25)	(0.36)	(0.61)	$12.36	10.37%
12/31/2015	$12.52	0.20	(0.47)	(0.27)	(0.19)	(0.30)	(0.49)	$11.76	(2.20%)
12/31/2014	$12.41	0.20	0.34	0.54	(0.17)	(0.26)	(0.43)	$12.52	4.34%
12/31/2013	$10.38	0.26	2.17	2.43	(0.20)	(0.20)	(0.40)	$12.41	23.46%
12/31/2012	$ 9.19	0.23	1.20	1.43	(0.17)	(0.07)	(0.24)	$10.38	15.62%
Class L
12/31/2016	$11.83	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.43	10.39%
12/31/2015	$12.60	0.21	(0.48)	(0.27)	(0.20)	(0.30)	(0.50)	$11.83	(2.16%)
12/31/2014	$12.48	0.20	0.37	0.57	(0.19)	(0.26)	(0.45)	$12.60	4.51%
12/31/2013	$10.43	0.21	2.24	2.45	(0.20)	(0.20)	(0.40)	$12.48	23.59%
12/31/2012	$ 9.23	0.18	1.25	1.43	(0.16)	(0.07)	(0.23)	$10.43	15.61%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Class G
12/31/2016	$16,322	0.47%	0.45%	N/A	2.28%	13%
12/31/2015	$12,130	0.39%	0.36%	N/A	1.93%	13% (g)
12/31/2014	$ 6,748	0.12%	0.12%	N/A	3.94%	17%
12/31/2013	$ 157	0.12%	0.12%	2.30%	2.30%	12%
12/31/2012	$ 47	0.12%	0.12%	2.06%	2.06%	22%
Class G1
12/31/2016	$ 2,453	0.57%	0.55%	N/A	2.11%	13%
12/31/2015	$ 1,895	0.46%	0.44%	N/A	1.61%	13% (g)
12/31/2014	$ 1,688	0.22%	0.22%	N/A	1.57%	17%
12/31/2013	$ 1,260	0.22%	0.22%	2.25%	2.25%	12%
12/31/2012	$ 298	0.22%	0.21%	2.31%	2.32%	22%
Class L
12/31/2016	$ 25	0.72%	0.50%	N/A	2.22%	13%
12/31/2015	$ 17	0.60%	0.34%	N/A	1.62%	13% (g)
12/31/2014	$ 18	0.37%	0.12%	N/A	1.55%	17%
12/31/2013	$ 17	0.37%	0.12%	1.54%	1.79%	12%
12/31/2012	$ 14	0.37%	0.12%	1.50%	1.75%	22%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Class G
12/31/2016	$11.44	0.28	0.90	1.18	(0.26)	(0.56)	(0.82)	$11.80	10.52%
12/31/2015	$12.48	0.24	(0.52)	(0.28)	(0.21)	(0.55)	(0.76)	$11.44	(2.28%)
12/31/2014	$12.76	0.35	0.20	0.55	(0.21)	(0.62)	(0.83)	$12.48	4.25%
12/31/2013	$10.77	0.25	2.23	2.48	(0.22)	(0.27)	(0.49)	$12.76	23.17%
12/31/2012	$ 9.52	0.23	1.26	1.49	(0.18)	(0.06)	(0.24)	$10.77	15.73%
Class G1
12/31/2016	$11.44	0.21	0.96	1.17	(0.23)	(0.56)	(0.79)	$11.82	10.41%
12/31/2015	$12.47	0.20	(0.49)	(0.29)	(0.19)	(0.55)	(0.74)	$11.44	(2.37%)
12/31/2014	$12.75	0.20	0.32	0.52	(0.18)	(0.62)	(0.80)	$12.47	4.07%
12/31/2013	$10.76	0.21	2.25	2.46	(0.20)	(0.27)	(0.47)	$12.75	23.02%
12/31/2012	$ 9.51	0.22	1.26	1.48	(0.17)	(0.06)	(0.23)	$10.76	15.63%
Class L
12/31/2016	$10.07	0.22	0.81	1.03	(0.26)	(0.56)	(0.82)	$10.28	10.46%
12/31/2015	$11.08	0.18	(0.43)	(0.25)	(0.21)	(0.55)	(0.76)	$10.07	(2.31%)
12/31/2014	$11.41	0.18	0.31	0.49	(0.20)	(0.62)	(0.82)	$11.08	4.27%
12/31/2013	$ 9.67	0.19	2.04	2.23	(0.22)	(0.27)	(0.49)	$11.41	23.21%
12/31/2012	$ 8.56	0.16	1.19	1.35	(0.18)	(0.06)	(0.24)	$ 9.67	15.78%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Class G
12/31/2016	$3,441	0.47%	0.45%	N/A	2.42%	32%
12/31/2015	$2,118	0.37%	0.35%	N/A	1.92%	15% (g)
12/31/2014	$1,532	0.12%	0.12%	N/A	2.70%	25%
12/31/2013	$ 564	0.12%	0.12%	2.04%	2.04%	20%
12/31/2012	$ 274	0.12%	0.12%	2.25%	2.25%	18%
Class G1
12/31/2016	$2,480	0.57%	0.55%	N/A	1.83%	32%
12/31/2015	$2,566	0.46%	0.44%	N/A	1.63%	15% (g)
12/31/2014	$2,126	0.22%	0.22%	N/A	1.57%	25%
12/31/2013	$1,620	0.22%	0.22%	1.79%	1.79%	20%
12/31/2012	$1,109	0.22%	0.22%	2.17%	2.17%	18%
Class L
12/31/2016	$ 19	0.72%	0.45%	N/A	2.10%	32%
12/31/2015	$ 17	0.58%	0.33%	N/A	1.62%	15% (g)
12/31/2014	$ 17	0.22%	0.12%	N/A	1.56%	25%
12/31/2013	$ 17	0.37%	0.12%	1.55%	1.80%	20%
12/31/2012	$ 14	0.37%	0.12%	1.52%	1.77%	18%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time, until ten years prior to the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer four share classes, referred to as Class G, Class G1, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information Class G, Class G1 and Class L; Institutional Class has not yet been capitalized.
Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Annual Report - December 31, 2016

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2016, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2016:
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund	Great-West SecureFoundation® Lifetime 2030 Fund
Beginning Balance, January 1, 2016	$ 3,893,001	$3,407,016	$3,624,868	$2,530,869
Total interest received	80,637	55,665	57,581	42,091
Purchases	2,951,066	1,249,297	1,308,032	1,173,748
Sales	(1,177,646)	(502,988)	(600,483)	(347,529)
Ending Balance, December 31, 2016	$ 5,747,058	$4,208,990	$4,389,998	$3,399,179
	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund	Great-West SecureFoundation® Lifetime 2045 Fund
Beginning Balance, January 1, 2016	$ 843,681	$285,347	$13,350
Total interest received	13,283	4,729	215
Purchases	418,830	151,216	8,001
Sales	(220,673)	(46,069)	(4,179)
Ending Balance, December 31, 2016	$1,055,121	$395,223	$17,387
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

Annual Report - December 31, 2016

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2016 and 2015 were as follows:
Great-West SecureFoundation® Lifetime 2015 Fund
	2016	2015
Ordinary income	$2,032,331	$1,250,928
Long-term capital gain	3,740,633	3,870,044
	$5,772,964	$5,120,972
Great-West SecureFoundation® Lifetime 2020 Fund
	2016	2015
Ordinary income	$1,478,175	$1,092,014
Long-term capital gain	1,519,027	1,484,154
	$2,997,202	$2,576,168
Great-West SecureFoundation® Lifetime 2025 Fund
	2016	2015
Ordinary income	$1,508,666	$1,165,364
Long-term capital gain	3,141,071	4,266,252
	$4,649,737	$5,431,616
Great-West SecureFoundation® Lifetime 2030 Fund
	2016	2015
Ordinary income	$1,927,923	$1,391,360
Long-term capital gain	2,055,971	1,981,114
	$3,983,894	$3,372,474
Great-West SecureFoundation® Lifetime 2035 Fund
	2016	2015
Ordinary income	$1,323,755	$1,021,937
Long-term capital gain	3,768,862	3,510,528
	$5,092,617	$4,532,465

Annual Report - December 31, 2016

Great-West SecureFoundation® Lifetime 2040 Fund
	2016	2015
Ordinary income	$1,471,903	$1,010,170
Long-term capital gain	1,941,194	1,462,245
	$3,413,097	$2,472,415
Great-West SecureFoundation® Lifetime 2045 Fund
	2016	2015
Ordinary income	$160,979	$407,665
Long-term capital gain	1,934,993	1,493,964
	$2,095,972	$1,901,629
Great-West SecureFoundation® Lifetime 2050 Fund
	2016	2015
Ordinary income	$376,324	$231,500
Long-term capital gain	492,020	343,075
	$868,344	$574,575
Great-West SecureFoundation® Lifetime 2055 Fund
	2016	2015
Ordinary income	$118,048	$74,853
Long-term capital gain	273,017	211,231
	$391,065	$286,084
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2016. Net assets of each Fund were unaffected by the reclassifications.
	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Great-West SecureFoundation® Lifetime 2015 Fund	$—	$36,742	$(36,742)
Great-West SecureFoundation® Lifetime 2020 Fund	—	32,168	(32,168)
Great-West SecureFoundation® Lifetime 2025 Fund	—	37,036	(37,036)
Great-West SecureFoundation® Lifetime 2030 Fund	—	57,738	(57,738)
Great-West SecureFoundation® Lifetime 2035 Fund	—	53,055	(53,055)
Great-West SecureFoundation® Lifetime 2040 Fund	—	60,834	(60,834)
Great-West SecureFoundation® Lifetime 2045 Fund	—	26,797	(26,797)
Great-West SecureFoundation® Lifetime 2050 Fund	—	15,574	(15,574)
Great-West SecureFoundation® Lifetime 2055 Fund	—	5,513	(5,513)

Annual Report - December 31, 2016

The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Great-West SecureFoundation® Lifetime 2015 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	1,865,205
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	637,726
Tax composition of capital	$2,502,931
Great-West SecureFoundation® Lifetime 2020 Fund
Undistributed net investment income	$382
Undistributed long-term capital gains	1,203,727
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(2,650,149)
Tax composition of capital	$(1,446,040)
Great-West SecureFoundation® Lifetime 2025 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	1,402,707
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(991,580)
Tax composition of capital	$411,127
Great-West SecureFoundation® Lifetime 2030 Fund
Undistributed net investment income	$1,623
Undistributed long-term capital gains	1,758,974
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(3,721,500)
Tax composition of capital	$(1,960,903)
Great-West SecureFoundation® Lifetime 2035 Fund
Undistributed net investment income	$967
Undistributed long-term capital gains	1,465,180
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(1,583,881)
Tax composition of capital	$(117,734)
Great-West SecureFoundation® Lifetime 2040 Fund
Undistributed net investment income	$1,343
Undistributed long-term capital gains	1,591,607
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(3,502,134)
Tax composition of capital	$(1,909,184)

Annual Report - December 31, 2016

Great-West SecureFoundation® Lifetime 2045 Fund
Undistributed net investment income	$418,203
Undistributed long-term capital gains	712,892
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(470,334)
Tax composition of capital	$660,761
Great-West SecureFoundation® Lifetime 2050 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	406,260
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(650,658)
Tax composition of capital	$(244,398)
Great-West SecureFoundation® Lifetime 2055 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	126,953
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(142,542)
Tax composition of capital	$(15,589)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2016 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West SecureFoundation® Lifetime 2015 Fund	$103,277,774	$2,722,333	$(2,084,607)	$637,726
Great-West SecureFoundation® Lifetime 2020 Fund	78,785,405	120,807	(2,770,956)	(2,650,149)
Great-West SecureFoundation® Lifetime 2025 Fund	80,469,588	932,230	(1,923,810)	(991,580)
Great-West SecureFoundation® Lifetime 2030 Fund	101,054,906	414,361	(4,135,861)	(3,721,500)
Great-West SecureFoundation® Lifetime 2035 Fund	67,917,458	808,002	(2,391,883)	(1,583,881)
Great-West SecureFoundation® Lifetime 2040 Fund	76,487,916	276,364	(3,778,498)	(3,502,134)
Great-West SecureFoundation® Lifetime 2045 Fund	29,371,162	546,850	(1,017,184)	(470,334)
Great-West SecureFoundation® Lifetime 2050 Fund	19,458,324	120,337	(770,995)	(650,658)
Great-West SecureFoundation® Lifetime 2055 Fund	6,085,549	33,239	(175,781)	(142,542)
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Funds' financial position or the results of their operations.

Annual Report - December 31, 2016

2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for administrative services expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds, and to reduce its management fee by an amount equal to the difference between the administrative service fees charged by GWL&A and any compensation received from unaffiliated underlying funds.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Class G, Class G1 and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class G1 and Class L shares and for providing or arranging for the provision of services to Class G1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $321,606 for the year ended December 31, 2016.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2016, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Securefoundation® Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Bond Index Fund Institutional Class	4,162,597	$29,417,643	$20,786,248	$9,666,274	$ 37,712	$ 996,927	$40,252,309
Great-West International Index Fund Institutional Class	1,681,192	10,456,580	6,913,313	2,894,393	121,160	369,665	14,542,308
Great-West Life & Annuity Contract	5,747,058	3,893,001	2,951,066	1,177,646	—	80,637	5,747,058

Annual Report - December 31, 2016

Great-West Securefoundation® Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West S&P 500® Index Fund Institutional Class	2,269,735	$17,412,104	$10,125,666	$5,468,132	$1,532,110	$ 695,937	$22,243,409
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,000,782	7,460,815	4,411,488	3,484,363	303,381	173,550	9,547,457
Great-West S&P Small Cap 600® Index Fund Institutional Class	682,255	4,446,318	3,646,290	2,632,571	(9,909)	125,768	6,699,745
					$1,984,454	$2,442,484	$99,032,286
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Bond Index Fund Institutional Class	3,049,172	$25,715,937	$8,706,822	$4,685,007	$ 51,606	$ 686,320	$29,485,491
Great-West International Index Fund Institutional Class	1,230,053	9,186,364	3,084,026	1,759,438	(234,115)	270,400	10,639,958
Great-West Life & Annuity Contract	4,208,990	3,407,016	1,249,297	502,988	—	55,665	4,208,990
Great-West S&P 500® Index Fund Institutional Class	1,663,493	15,331,209	3,886,566	3,667,893	50,389	488,286	16,302,235
Great-West S&P Mid Cap 400® Index Fund Institutional Class	734,315	6,574,754	1,829,570	2,341,536	(133,067)	121,661	7,005,364
Great-West S&P Small Cap 600® Index Fund Institutional Class	500,385	3,920,888	1,776,806	1,603,155	(86,629)	88,802	4,913,777
					$(351,816)	$1,711,134	$72,555,815
Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Bond Index Fund Institutional Class	3,182,219	$27,383,825	$9,033,082	$5,483,951	$ (8,960)	$ 714,426	$30,772,058
Great-West International Index Fund Institutional Class	1,282,747	9,739,062	3,352,708	1,714,958	171,349	281,667	11,095,759
Great-West Life & Annuity Contract	4,389,998	3,624,868	1,308,032	600,483	—	57,581	4,389,998
Great-West S&P 500® Index Fund Institutional Class	1,736,945	16,257,878	4,096,465	3,000,478	1,173,720	507,403	17,022,057
Great-West S&P Mid Cap 400® Index Fund Institutional Class	766,612	6,965,995	2,009,689	2,163,359	349,520	126,564	7,313,476
Great-West S&P Small Cap 600® Index Fund Institutional Class	523,152	4,152,436	1,980,672	1,744,288	23,212	92,502	5,137,357
					$1,708,841	$1,780,143	$75,730,705

Annual Report - December 31, 2016

Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Bond Index Fund Institutional Class	3,202,269	$25,853,369	$9,130,303	$3,743,136	$ 28,060	$ 705,475	$30,965,941
Great-West International Index Fund Institutional Class	1,861,451	14,806,939	3,090,743	1,887,376	(228,633)	409,089	16,101,553
Great-West Life & Annuity Contract	3,399,179	2,530,869	1,173,748	347,529	—	42,091	3,399,179
Great-West S&P 500® Index Fund Institutional Class	2,405,081	23,390,510	3,626,567	4,625,231	74,363	719,912	23,569,795
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,060,198	10,032,936	1,755,104	3,049,345	(137,866)	179,338	10,114,288
Great-West S&P Small Cap 600® Index Fund Institutional Class	766,967	6,493,391	1,834,696	2,036,088	(60,750)	139,622	7,531,610
					$(324,826)	$2,195,527	$91,682,366
Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Bond Index Fund Institutional Class	1,508,842	$12,983,377	$5,192,247	$3,434,804	$ 51,980	$ 335,013	$14,590,500
Great-West International Index Fund Institutional Class	1,528,733	13,010,728	2,939,107	2,491,364	110,586	335,872	13,223,539
Great-West Life & Annuity Contract	1,055,121	843,681	418,830	220,673	—	13,283	1,055,121
Great-West S&P 500® Index Fund Institutional Class	1,871,740	19,504,861	2,971,414	3,647,699	1,436,281	562,858	18,343,058
Great-West S&P Mid Cap 400® Index Fund Institutional Class	827,111	8,361,441	1,523,880	2,599,433	351,530	140,541	7,890,638
Great-West S&P Small Cap 600® Index Fund Institutional Class	642,832	5,852,344	1,683,292	2,207,501	(12,065)	117,811	6,312,609
					$1,938,312	$1,505,378	$61,415,465
Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Bond Index Fund Institutional Class	1,074,692	$ 8,255,695	$3,645,456	$1,414,309	$ 1,872	$ 229,247	$10,392,269
Great-West International Index Fund Institutional Class	1,918,281	14,410,643	3,306,661	1,084,388	(141,503)	421,710	16,593,133
Great-West Life & Annuity Contract	395,223	285,347	151,216	46,069	—	4,729	395,223
Great-West S&P 500® Index Fund Institutional Class	2,224,835	20,497,345	3,170,999	2,867,415	33,123	646,186	21,803,382
Great-West S&P Mid Cap 400® Index Fund Institutional Class	980,544	8,782,746	1,413,528	1,982,210	(81,077)	160,896	9,354,396
Great-West S&P Small Cap 600® Index Fund Institutional Class	814,810	6,599,683	1,928,804	1,758,101	(35,180)	145,159	8,001,433
					$(222,765)	$1,607,927	$66,539,836

Annual Report - December 31, 2016

Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Bond Index Fund Institutional Class	303,486	$2,569,057	$1,234,964	$ 836,306	$ 13,714	$ 67,326	$ 2,934,712
Great-West International Index Fund Institutional Class	815,691	6,406,215	1,988,139	1,137,102	133,767	179,440	7,055,731
Great-West Life & Annuity Contract	17,387	13,350	8,001	4,179	—	215	17,387
Great-West S&P 500® Index Fund Institutional Class	896,618	8,661,072	1,897,592	1,478,176	718,060	263,408	8,786,857
Great-West S&P Mid Cap 400® Index Fund Institutional Class	395,830	3,708,167	873,425	996,616	241,867	65,656	3,776,216
Great-West S&P Small Cap 600® Index Fund Institutional Class	351,307	2,995,056	1,080,084	1,093,410	48,053	63,297	3,449,832
					$1,155,461	$639,342	$26,020,735
Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Bond Index Fund Institutional Class	169,992	$1,208,235	$ 718,072	$264,537	$ 1,850	$ 35,597	$ 1,643,821
Great-West International Index Fund Institutional Class	548,451	3,482,969	1,554,754	297,513	(38,842)	120,406	4,744,103
Great-West S&P 500® Index Fund Institutional Class	573,899	4,474,473	1,498,890	576,205	7,786	160,405	5,624,211
Great-West S&P Mid Cap 400® Index Fund Institutional Class	253,359	1,916,470	589,333	349,367	(18,800)	39,959	2,417,046
Great-West S&P Small Cap 600® Index Fund Institutional Class	239,707	1,655,195	740,602	374,615	(10,812)	41,388	2,353,927
					$(58,818)	$397,755	$16,783,108
Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 12/31/2016
Great-West Bond Index Fund Institutional Class	50,242	$ 382,245	$268,662	$158,754	$ 2,178	$ 11,054	$ 485,840
Great-West International Index Fund Institutional Class	177,119	1,189,031	693,171	371,589	(29,165)	38,672	1,532,081
Great-West S&P 500® Index Fund Institutional Class	176,469	1,456,304	687,051	401,675	89,068	50,378	1,729,392
Great-West S&P Mid Cap 400® Index Fund Institutional Class	77,723	624,047	289,017	237,074	13,079	12,566	741,475
Great-West S&P Small Cap 600® Index Fund Institutional Class	78,147	576,033	344,552	273,112	(10,196)	13,795	767,407
					$ 64,964	$126,465	$5,256,195

Annual Report - December 31, 2016

3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West SecureFoundation® Lifetime 2015 Fund	$51,921,990	$28,664,727
Great-West SecureFoundation® Lifetime 2020 Fund	22,278,887	14,987,702
Great-West SecureFoundation® Lifetime 2025 Fund	23,660,682	17,315,339
Great-West SecureFoundation® Lifetime 2030 Fund	22,649,656	16,337,702
Great-West SecureFoundation® Lifetime 2035 Fund	16,539,475	17,754,787
Great-West SecureFoundation® Lifetime 2040 Fund	15,782,259	9,763,921
Great-West SecureFoundation® Lifetime 2045 Fund	8,240,869	7,420,398
Great-West SecureFoundation® Lifetime 2050 Fund	5,949,208	2,044,660
Great-West SecureFoundation® Lifetime 2055 Fund	2,632,046	1,688,399
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West SecureFoundation® Lifetime 2015 Fund, Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund, Great-West SecureFoundation® Lifetime 2030 Fund, Great-West SecureFoundation® Lifetime 2035 Fund, Great-West SecureFoundation® Lifetime 2040 Fund, Great-West SecureFoundation® Lifetime 2045 Fund, Great-West SecureFoundation® Lifetime 2050, and Great-West SecureFoundation® Lifetime 2055 Fund (collectively the “Funds”), of Great-West Funds, Inc. as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial position of each of the Funds as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2017

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West SecureFoundation® Lifetime 2015 Fund	$30,797	$430,425
Great-West SecureFoundation® Lifetime 2020 Fund	22,533	314,922
Great-West SecureFoundation® Lifetime 2025 Fund	23,498	328,411
Great-West SecureFoundation® Lifetime 2030 Fund	34,099	476,575
Great-West SecureFoundation® Lifetime 2035 Fund	28,004	391,391
Great-West SecureFoundation® Lifetime 2040 Fund	35,140	491,120
Great-West SecureFoundation® Lifetime 2045 Fund	14,942	208,836
Great-West SecureFoundation® Lifetime 2050 Fund	10,047	140,414
Great-West SecureFoundation® Lifetime 2055 Fund	3,245	45,346
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2016, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West SecureFoundation® Lifetime 2015 Fund	46%
Great-West SecureFoundation® Lifetime 2020 Fund	45
Great-West SecureFoundation® Lifetime 2025 Fund	45
Great-West SecureFoundation® Lifetime 2030 Fund	51
Great-West SecureFoundation® Lifetime 2035 Fund	59
Great-West SecureFoundation® Lifetime 2040 Fund	61
Great-West SecureFoundation® Lifetime 2045 Fund	66
Great-West SecureFoundation® Lifetime 2050 Fund	61
Great-West SecureFoundation® Lifetime 2055 Fund	61

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 73	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 73	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	64	Director, Guaranty Bancorp
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Nominee		Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	64	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 62	Nominee		Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	64	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 53	Nominee		Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	64	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 42	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 60	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 35	Counsel & Assistant Secretary	Since 2015	Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 49	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 41	Assistant Treasurer	Since 2016	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund and receives no special treatment due to the relationship.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen McConahey is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $820,000 for fiscal year 2015 and $866,000 for fiscal year 2016.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $90,000 for fiscal year 2015 and $60,000 for fiscal year 2016. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2015 and $0 for fiscal year 2016.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2015 equaled $745,000 and for fiscal year 2016 equaled $1,186,300.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2017